Consolidating financial information	12 Months Ended
Dec. 31, 2019
Consolidating financial information
Consolidating financial information

34 Consolidating financial information

NatWest Markets Plc ('NWM Plc') is a wholly owned subsidiary of The Royal Bank of Scotland Group plc ('RBSG plc') and was able to offer and sell certain securities in the US from time to time pursuant to a registration statement on Form F-3 filed with the SEC with a full and unconditional guarantee from RBSG plc.

NWM Plc utilises an exception provided in Rule 3-10 of Regulation S-X, and therefore does not file its financial statements with the SEC. In accordance with the requirements to qualify for the exception, presented below is condensed consolidating financial information for:

•	RBSG plc on a stand-alone basis as guarantor;
•	NWM Plc on a stand-alone basis as issuer;
•	Non-guarantor Subsidiaries of RBSG plc and NWM Plc on a combined basis ('Subsidiaries');
•	Consolidation adjustments; and
•	RBSG plc consolidated amounts ('RBS Group').

Under IAS 27, RBSG plc and NWM Plc account for investments in their subsidiary undertakings at cost less impairment. Regulation S-X requires a company to account for its investments in subsidiary undertakings using the equity method, which would increase the results for the period of RBSG plc and increase NWM Plc in the information below by £811 million and £149 million respectively for the year ended 31 December 2019 (decrease £332 million and increase £1,546 million, respectively, for the year ended 31 December 2018).

The net assets of RBSG plc would be decreased and NWM Plc increased in the information below by £10,240 million and £276 million respectively at 31 December 2019 (decreased by £8,651 million and increased by £165 million respectively at 31 December 2018).

NWM Plc Disposal groups and discontinued operations NatWest Holdings Limited

In preparation for ring-fencing, the transfer of the NWM Plc Personal Banking (PB), Commercial & Private Banking (CPB) and certain parts of Central items and NatWest Markets to subsidiaries of NatWest Holdings Limited was completed on 30 April 2018. Accordingly, all of the NWM Plc activities to be undertaken by NatWest Holdings Limited and its subsidiaries are classified as disposal groups in the NWM Plc accounts at 30 June 2018 and presented as discontinued operations. On 29 June 2018, the distribution of NatWest Holdings Limited by NWM Plc to RBSG Plc was approved and accounted for as income by RBSG plc.

Income statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2019	£m	£m	£m	£m	£m
Net interest income	(628)	(127)	8,368	434	8,047
Non-interest income	3,467	815	3,186	(1,262)	6,206
Total income	2,839	688	11,554	(828)	14,253
Operating expenses	(42)	(1,101)	(8,049)	(133)	(9,325)
Impairment releases/(losses)	2	50	(785)	37	(696)
Operating profit/(loss) before tax	2,799	(363)	2,720	(924)	4,232
Tax	(71)	94	(863)	408	(432)
Profit/(loss) from continuing operations	2,728	(269)	1,857	(516)	3,800
Profit/(loss) from discontinued operations, net of tax	—	—	—	—	—
Profit/(loss) for the year	2,728	(269)	1,857	(516)	3,800
Attributable to:
Ordinary shareholders	2,322	(329)	1,539	(399)	3,133
Preference shareholders	39	—	—	—	39
Paid-in equity holders	367	60	315	(375)	367
Non-controlling interests	—	—	3	258	261
	2,728	(269)	1,857	(516)	3,800

Statement of comprehensive income

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2019	£m	£m	£m	£m	£m
Profit/(loss) for the year	2,728	(269)	1,857	(516)	3,800
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes
- other movements	—	(49)	(93)	—	(142)
Changes in fair value of credit in financial liabilities
designated at FVTPL due to own credit risk	—	(71)	(118)	—	(189)
Fair value through other comprehensive income (FVOCI)
financial assets	—	(164)	93	—	(71)
Tax	—	32	(4)	—	28
	—	(252)	(122)	—	(374)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI)
financial assets	—	20	(25)	(9)	(14)
Cash flow hedges	(21)	28	317	(30)	294
Currency translation	—	(32)	742	(2,546)	(1,836)
Tax	5	(4)	(79)	(92)	(170)
	(16)	12	955	(2,677)	(1,726)
Other comprehensive (loss)/income after tax	(16)	(240)	833	(2,677)	(2,100)
Total comprehensive income/(loss) for the year	2,712	(509)	2,690	(3,193)	1,700
Total comprehensive income/(loss) is attributable to:
Ordinary shareholders	2,306	(569)	2,372	(3,065)	1,044
Preference shareholders	39	—	—	—	39
Paid-in equity holders	367	60	315	(375)	367
Non - controlling interests	—	—	(3)	247	250
	2,712	(509)	2,690	(3,193)	1,700

Income statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2018*	£m	£m	£m	£m	£m
Net interest income	(368)	(239)	8,028	1,235	8,656
Non-interest income	2,794	1,002	3,740	(2,790)	4,746
Total income	2,426	763	11,768	(1,555)	13,402
Operating expenses	(85)	(1,262)	(6,855)	(1,443)	(9,645)
Impairment releases/(losses)	1	89	(429)	(59)	(398)
Operating profit/(loss) before tax	2,342	(410)	4,484	(3,057)	3,359
Tax	149	51	(1,276)	(132)	(1,208)
Profit/(loss) from continuing operations	2,491	(359)	3,208	(3,189)	2,151
Profit/(loss) from discontinued operations, net of tax	—	54	—	(54)	—
Profit/(loss) for the year	2,491	(305)	3,208	(3,243)	2,151
Attributable to:
Ordinary shareholders	1,954	(305)	3,246	(3,273)	1,622
Preference shareholders	182	—	—	—	182
Paid-in equity holders	355	—	—	—	355
Non-controlling interests	—	—	(38)	30	(8)
	2,491	(305)	3,208	(3,243)	2,151

Statement of comprehensive income

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2018*	£m	£m	£m	£m	£m
Profit/(loss)for the year	2,491	(305)	3,208	(3,243)	2,151
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes
-contributions in preparation for ring-fencing (1)	—	(53)	(2,000)	—	(2,053)
-other movements	—	(9)	95	—	86
Changes in fair value of credit in financial liabilities designated at
FVTPL due to own credit risk	—	121	79	—	200
Fair value through other comprehensive income (FVOCI) financial assets	—	22	28	(2)	48
Tax	—	(24)	526	—	502
	—	57	(1,272)	(2)	(1,217)
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets	—	(339)	808	(462)	7
Cash flow hedges	78	223	(550)	(332)	(581)
Currency translation	—	168	(2,488)	2,630	310
Tax	(15)	36	40	128	189
	63	88	(2,190)	1,964	(75)
Other comprehensive income/(loss) after tax	63	145	(3,462)	1,962	(1,292)
Total comprehensive income/(loss) for the year	2,554	(160)	(254)	(1,281)	859
Total comprehensive income/(loss) is attributable to:
Ordinary shareholders	2,017	(160)	(151)	(1,401)	305
Preference shareholders	182	—	—	—	182
Paid-in equity holders	355	—	—	—	355
Non-controlling interests	—	—	(103)	120	17
	2,554	(160)	(254)	(1,281)	859

*Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.

Income statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2017*	£m	£m	£m	£m	£m
Net interest income	203	(26)	6,157	2,653	8,987
Non-interest income	1,390	909	(674)	2,521	4,146
Total income	1,593	883	5,483	5,174	13,133
Operating expenses	(122)	(1,601)	(3,946)	(4,732)	(10,401)
Impairment releases/(losses)	—	77	(370)	(200)	(493)
Operating profit/(loss) before tax	1,471	(641)	1,167	242	2,239
Tax	(94)	168	(853)	48	(731)
Profit/(loss) from continuing operations	1,377	(473)	314	290	1,508
(Loss)/profit from discontinued operations, net of tax	—	(510)	—	510	—
Profit/(loss) for the year	1,377	(983)	314	800	1,508
Attributable to:
Ordinary shareholders	660	(983)	309	766	752
Preference shareholders	234	—	—	—	234
Paid-in equity holders	483	—	—	4	487
Non-controlling interests	—	—	5	30	35
	1,377	(983)	314	800	1,508

Statement of comprehensive income

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2017*	£m	£m	£m	£m	£m
Profit/(loss)for the year	1,377	(983)	314	800	1,508
Items that do not qualify for reclassification
Profit on remeasurement of retirement benefit schemes	—	4	86	—	90
Loss on fair value of credit in financial liabilities designated at
fair value through profit or loss due to own credit risk	—	(68)	(58)	—	(126)
Tax	—	(18)	8	—	(10)
	—	(82)	36	—	(46)
Items that do qualify for reclassification
Available-for-sale financial assets	—	52	(341)	315	26
Cash flow hedges	(204)	(424)	(24)	(417)	(1,069)
Currency translation	—	(22)	495	(373)	100
Tax	38	93	20	105	256
	(166)	(301)	150	(370)	(687)
Other comprehensive (loss)/income after tax	(166)	(383)	186	(370)	(733)
Total comprehensive income/(loss) for the year	1,211	(1,366)	500	430	775
Total comprehensive income/(loss) is attributable to:
Non-controlling interests	—	—	—	52	52
Preference shareholders	234	—	—	—	234
Paid-in equity holders	483	—	—	4	487
Ordinary shareholders	494	(1,366)	500	374	2
	1,211	(1,366)	500	430	775

*Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.

Balance sheet

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
At 31 December 2019	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	9,953	67,905	—	77,858
Trading assets	—	57,768	18,980	(3)	76,745
Derivatives	979	147,458	6,507	(4,915)	150,029
Settlement balances	—	3,353	1,034	—	4,387
Loans to banks - amortised cost	—	238	10,437	14	10,689
Loans to customers - amortised cost	—	6,910	320,050	(13)	326,947
Amount due from holding company and fellow subsidiaries	25,018	7,145	10,157	(42,320)	—
Other financial assets	277	11,636	49,816	(277)	61,452
Intangible assets	—	—	6,320	302	6,622
Other assets	55,809	3,592	9,583	(60,674)	8,310
Total assets	82,083	248,053	500,789	(107,886)	723,039

Liabilities
Bank deposits	—	2,038	18,456	(1)	20,493
Customer deposits	—	2,247	366,998	2	369,247
Amount due to holding company and fellow subsidiaries	439	16,858	25,023	(42,320)	—
Settlement balances	—	2,648	1,421	—	4,069
Trading liabilities	—	53,576	20,376	(3)	73,949
Derivatives	711	142,390	8,695	(4,917)	146,879
Other financial liabilities	19,331	16,880	9,091	(82)	45,220
Subordinated liabilities	7,647	590	1,885	(143)	9,979
Other liabilities	168	1,195	8,454	(170)	9,647
Total liabilities	28,296	238,422	460,399	(47,634)	679,483
Owners' equity	53,787	9,631	40,381	(60,252)	43,547
Non-controlling interests	—	—	9	—	9
Total equity	53,787	9,631	40,390	(60,252)	43,556
Total liabilities and equity	82,083	248,053	500,789	(107,886)	723,039

Balance sheet

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
At 31 December 2018	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	11,095	77,802	—	88,897
Trading assets	—	61,990	13,228	(99)	75,119
Derivatives	543	134,291	1,232	(2,717)	133,349
Settlement balances	—	1,421	1,507	—	2,928
Loans to banks - amortised cost	—	454	12,527	(34)	12,947
Loans to customers - amortised cost	—	7,908	297,200	(19)	305,089
Amount due from holding company and fellow subsidiaries	22,791	11,800	16,877	(51,468)	—
Other financial assets	241	10,995	48,481	(232)	59,485
Intangible assets	—	—	6,314	302	6,616
Other assets	56,773	2,087	10,968	(60,023)	9,805
Total assets	80,348	242,041	486,136	(114,290)	694,235
Liabilities
Bank deposits	—	2,777	20,596	(76)	23,297
Customer deposits	—	2,390	358,531	(7)	360,914
Amount due to holding company and fellow subsidiaries	635	23,505	27,328	(51,468)	—
Settlement balances	—	1,977	1,089	—	3,066
Trading liabilities	—	54,540	17,909	(99)	72,350
Derivatives	445	129,974	1,195	(2,717)	128,897
Other financial liabilities	16,821	15,621	7,283	7	39,732
Subordinated liabilities	7,941	658	2,059	(123)	10,535
Other liabilities	119	1,677	7,719	(561)	8,954
Total liabilities	25,961	233,119	443,709	(55,044)	647,745
Owners’ equity	54,387	8,922	42,416	(59,989)	45,736
Non-controlling interests	—	—	11	743	754
Total equity	54,387	8,922	42,427	(59,246)	46,490
Total liabilities and equity	80,348	242,041	486,136	(114,290)	694,235

Cash flow statement

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2019	£m	£m	£m	£m	£m
Net cash flows from operating activities	4,376	(1,068)	(8,955)	2,545	(3,102)
Net cash flows from investing activities	21	892	117	(1,746)	(716)
Net cash flows from financing activities	(4,164)	(606)	(1,156)	3,379	(2,547)
Effects of exchange rate changes on cash and cash equivalents	(1)	(835)	(1,207)	60	(1,983)
Net increase/(decrease) in cash and cash equivalents	232	(1,617)	(11,201)	4,238	(8,348)
Cash and cash equivalents at 1 January 2019	307	24,575	91,337	(7,283)	108,936
Cash and cash equivalents at 31 December 2019	539	22,958	80,136	(3,045)	100,588

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2018	£m	£m	£m	£m	£m
Net cash flows from operating activities	16,620	(6,480)	(82,094)	65,131	(6,823)
Net cash flows from investing activities	(9,481)	18,335	(32,532)	15,684	(7,994)
Net cash flows from financing activities (1)	(7,078)	(670)	9,184	(964)	472
Effects of exchange rate changes on cash and cash equivalents	1	332	565	(222)	676
Net (decrease)/increase in cash and cash equivalents	62	11,517	(104,877)	79,629	(13,669)
Cash and cash equivalents at 1 January 2018	245	13,058	196,214	(86,912)	122,605
Cash and cash equivalents at 31 December 2018	307	24,575	91,337	(7,283)	108,936

				Consolidation
	RBSG plc	NWM Plc	Subsidiaries	adjustments	RBS Group
For the year ended 31 December 2017	£m	£m	£m	£m	£m
Net cash flows from operating activities	2,030	(74,357)	105,315	2,724	35,712
Net cash flows from investing activities	(2,078)	(2,077)	2,241	(4,238)	(6,152)
Net cash flows from financing activities (1)	(888)	(9,668)	329	4,718	(5,509)
Effects of exchange rate changes on cash and cash equivalents	(14)	87	(1,102)	1,013	(16)
Net (decrease)/increase in cash and cash equivalents	(950)	(86,015)	106,783	4,217	24,035
Cash and cash equivalents at 1 January 2017	1,195	99,073	89,431	(91,129)	98,570
Cash and cash equivalents at 31 December 2017	245	13,058	196,214	(86,912)	122,605

Note:

(1)	2018 and 2017 have been re-presented to align the balance sheet classification. MREL was previously presented in Operating activities and is now presented in Financing activities.

Trust preferred securities

RBS Group has issued trust preferred securities through trusts 100% owned by RBS Group (through partnership interests) which meet the definition of a finance subsidiary in Regulation S-X, Rule 3-10. The securities represent undivided beneficial interests in the assets of the trusts, which consist of partnership preferred securities representing non-cumulative perpetual preferred limited partnership interests issued by Delaware limited partnerships. The Royal Bank of Scotland Group plc has provided subordinated guarantees for the benefit of the holders of the trust preferred securities and the partnership preferred securities. Under the terms of the guarantees, RBS Group has fully and unconditionally guaranteed on a subordinated basis, payments on such trust preferred securities and partnership preferred securities, to the extent they are due to be paid and have not been paid by, or on behalf of, the trusts and the partnerships, as the case may be. Following implementation of IFRS 10 the trusts are no longer consolidated by RBS Group. For those securities that were classified as subordinated liabilities, RBS Group’s outstanding instruments with the trusts are classified as subordinated liabilities.